                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    09/30/2010
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Ares Management LLC
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   Address:      2000 Avenue of the Stars, 12th Floor
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                 Los Angeles, CA 90067
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Form 13F File Number:    028-12290
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Weiner
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Title:   Vice President, General Counsel and Secretary
         of Reporting Manager
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Phone:   310-201-4140
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Signature, Place, and Date of Signing:

By:    /s/ Michael D. Weiner           Los Angeles, CA      November 15, 2010
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           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
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Form 13F Information Table Entry Total: 8
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Form 13F Information Table Value Total: $651,839
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                                            (thousands)

List of Other Included Managers:

NO.     FILE #          NAME
---     ------          ----
1.     28-13372         ACOF Operating Manager, L.P.
2.     28-13373         ACOF Operating Manager II, L.P.


* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager each identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

COLUMN 1                        COLUMN 2         COLUMN 3  COLUMN 4     COLUMN 5               COLUMN 6   COLUMN 7 COLUMN 8
------------------------------- ---------------- --------- ------------ ---------------------- ---------- -------- ----------------
Name of Issuer                  Title of         CUSIP     MARKET VALUE SHRS OR PRN AMT SH/PRN INVESTMENT OTHER    VOTING AUTHORITY
                                Class                      ------------ --------------- ------ DISCRETION MANAGERS ----------------
                                                           (X$1000)                            ---------- -------- SOLE
                                                           --------                                                ----
Alere Inc.                      PERP PFD CON SER 01449J204 $     26,395         118,365 SH     Defined                      118,365
Ares Capital Corporation        Com              04010L103 $     44,757       2,859,882 SH     Sole                       2,859,882
Douglas Dynamics Holdings, Inc. Com              25960R105 $     39,223       3,176,766 SH     Defined    1*              3,176,766
Exco Resources Inc.             Com              269279402      191,716      12,892,787 SH     Defined    1, 2 *         12,892,787
Hanger Orthopedic Group Inc.    Com New          41043F208       72,827       5,008,730 SH     Defined    1 *             5,008,730
Lear Corp                       Com New          521865204       73,976         937,240 SH     Defined                      937,240
SandRidge Energy, Inc.          Com              80007P307       56,800      10,000,000 SH     Defined    2*             10,000,000
Stream Global SCVS Inc.         Com              86323M100 $    146,145      36,085,134 SH     Defined    2*             36,085,134
                                                           ------------ ---------------                            ----------------
                                                                651,839      71,078,904                                  71,078,904
                                                           ------------ ---------------                            ----------------